Preferred Stock (Details) - USD ($)	1 Months Ended		4 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020
Preferred Stock (Details) [Line Items]
Net cash proceeds (in Dollars)			$ 16,000,000
Deemed dividend (in Dollars)			$ 3,182
Preferred stock exercise (in Dollars)				$ 5,816
Preferred stock, conversion basis				Each share of outstanding Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully-paid, non-assessable shares of common stock at a 1:1 ratio, subject to adjustment for certain dilutive issuance, splits and combinations as defined in the amended and restated certificate of incorporation.
Preferred stock, conversion description				(i) the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, with a price per share of at least $40.00 (as adjusted for stock splits, stock dividends, reclassification and the like), which results in aggregate cash proceeds of at least $50,000, or (ii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Preferred Stock, voting together as a single class on an as-converted to common stock basis.
Voting rights, description				The holders of Series A Preferred Stock, as a separate class, are entitled to elect one director of the Company. The holders of Series B Preferred Stock, as a separate class, are entitled to elect two directors of the Company. The holders of common stock, as separate class, are entitled to elect three directors of the Company. The holders of Preferred Stock and common stock , as a single class on an as-converted basis, are entitled to elect one director of the Company.
Series D-3A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Shares issued (in Shares)		454,545
Preferred stock, per share		$ 33
Net cash proceeds (in Dollars)		$ 15,000
Total proceeds (in Dollars)		$ 40,300
Conversion of shares (in Shares)		766,293
Dividend rate per share				$ 2.64
Preference stock price per share				33
Liquidation prefernce, per share				33
Preferred stock, redemption price per share				33
Series D-3A Preferred Stock [Member] | Exchange Agreement [Member]
Preferred Stock (Details) [Line Items]
Shares issued (in Shares)					1,220,838
Series D-3 Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Shares issued (in Shares)	25,000
Net cash proceeds (in Dollars)	$ 1,000
Dividend rate per share				3.2
Preference stock price per share				40
Liquidation prefernce, per share				40
Preferred stock, redemption price per share				40
Series B Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, per share	$ 1.97
Net cash proceeds (in Dollars)	$ 200
Issuance of shares (in Shares)	101,574
Dividend rate per share				0.15752
Preference stock price per share				1.969
Liquidation prefernce, per share				$ 4.922
Series C Warrants [Member]
Preferred Stock (Details) [Line Items]
Outstanding shares (in Shares)				134,126
Series C Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Issuance of shares (in Shares)				116,150
Dividend rate per share				$ 0.5368
Preference stock price per share				6.71
Liquidation prefernce, per share				6.71
Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Dividend rate per share				0.11824
Preference stock price per share				1.478
Liquidation prefernce, per share				3.695
Series C-1 Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Dividend rate per share				1.6104
Preference stock price per share				20.13
Liquidation prefernce, per share				20.13
Series D Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Dividend rate per share				2.08504
Preference stock price per share				26.063
Liquidation prefernce, per share				26.063
Series D-1 Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Dividend rate per share				2.64
Preference stock price per share				33
Liquidation prefernce, per share				33
Preferred stock, redemption price per share				33
Series D-2 Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Dividend rate per share				2.64
Preference stock price per share				33
Liquidation prefernce, per share				$ 33